Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 6,195,576	$ 4,437,043	$ 4,535,863
Total	24,355,166
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,500,000	2,200,000
Long-Term	20,310,202	13,399,433	12,759,435
Total	22,810,202	15,599,433	12,759,435
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	159,590
Long-Term	1,385,374	837,610	776,428
Total	1,544,964	837,610	776,428
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	2,659,590	2,200,000
Long-Term	21,695,576	14,237,043	13,535,863
Total	$ 24,355,166	$ 16,437,043	$ 13,535,863